Patent Finance Obligation - Schedule of Payments Expected (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Debt Disclosure [Abstract]
2017	$ 10,556
2018	11,166
2019	2,000
Total	$ 23,722	$ 29,277